Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 1,511	$ 1,057	$ 4,343	$ 1,755
Cost of revenue (exclusive of depreciation and amortization below)	128	60	240	110
Research and development	19,723	13,012	37,604	23,020
General and administrative	11,051	2,184	20,276	4,096
Sales and marketing	547	372	1,948	600
Depreciation and amortization	1,639	1,259	3,256	2,535
Net loss	(42,051)	(15,140)	(62,655)	(27,345)
Reportable Segment
Segment Reporting [Line Items]
Revenue	1,511	1,057	4,343	1,755
Cost of revenue (exclusive of depreciation and amortization below)	82	3	129	5
Research and development	7,405	5,458	15,777	8,563
General and administrative	6,976	1,186	14,964	2,077
Sales and marketing	302	207	1,510	231
Salaries and share-based compensation expense	16,684	8,774	27,688	16,950
Depreciation and amortization	1,639	1,259	3,256	2,535
Interest (income) expense, net	(2,319)	(342)	(2,129)	(894)
Other segment items	12,793	(348)	5,803	(367)
Net loss	$ (42,051)	$ (15,140)	$ (62,655)	$ (27,345)